Summary of Significant Accounting Policies - Summary of Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accounting Policies [Abstract]
Net income	$ 3,783	$ 3,971	$ 3,876	$ 3,714	$ 3,503	$ 3,934	$ 3,681	$ 3,785	$ 15,344		$ 14,903		$ 14,910
Weighted-average common shares outstanding									17,386,160	[1]	17,215,229	[1]	17,326,252	[1]
Basic earnings per share	$ 0.22	$ 0.23	$ 0.22	$ 0.21	$ 0.21	$ 0.23	$ 0.22	$ 0.22	$ 0.88	[1]	$ 0.87	[1]	$ 0.86	[1]
Weighted-average common shares outstanding									17,386,160	[1]	17,215,229	[1]	17,326,252	[1]
Common stock equivalents due to effect of stock options									189,000		148,000		139,000
Total weighted-average common shares and equivalents									17,575,278	[1]	17,362,875	[1]	17,466,180	[1]
Diluted earnings per share	$ 0.21	$ 0.23	$ 0.22	$ 0.21	$ 0.21	$ 0.23	$ 0.21	$ 0.22	$ 0.87	[1]	$ 0.86	[1]	$ 0.85	[1]

[1]	Outstanding shares and per share data have been adjusted for years 2012 and 2011 to reflect a six-for five stock split of the common stock paid on May 17, 2013.